Collection Period Ended 30-Jun-2012
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
19,149,201.36 0.424231
0.00 1.000000
19,149,201.36
Interest & Principal
Payment
0.00
0.00
19,385,213.92
120,945.67
$19,506,159.59
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report
Amounts in USD
30-Jun-2012
Determination Date 12-Jul-2012
Dates
Collection Period No. 26
Record Date 13-Jul-2012
Distribution Date 16-Jul-2012
Collection Period (from... to) 1-Jun-2012
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Jun-2012 15-Jul-2012 30/360 Days 30
Interest Period of the Class A-1 Notes (from... to) 15-Jun-2012 16-Jul-2012 Actual/360 Days
Balance Balance Balance
Summary
Initial Beginning Ending Principal per $1000
Class A-2 Notes 220,000,000.00 0.00 0.00
Face Amount
Class A-1 Notes 280,000,000.00 0.00 0.00 0.000000
Class A-4 Notes 67,820,000.00 67,820,000.00 67,820,000.00
0.000000
Class A-3 Notes 425,000,000.00 199,447,234.85 180,298,033.49 45.056944
Overcollateralization 103,010,874.91 54,791,543.75 54,791,543.75
0.000000
Total Note Balance
992,820,000.00
267,267,234.85
248,118,033.49
316,716,869.57
Yield Supplement Overcollateralization Amount 54,176,014.97 14,777,709.10 13,807,292.33
Adjusted Pool Balance 1,095,830,874.91 322,058,778.60 302,909,577.24
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Pool Balance
1,150,006,889.88
336,836,487.70
$1000 Face Amount per $1000 Face Amount
Target Overcollateralization Amount 54,791,543.75 18.09%
Current Overcollateralization Amount 54,791,543.75 18.09%
0.000000
Class A-1 Notes 0.309120% 0.00 0.000000
Interest per Interest & Principal Payment
Interest Rate Interest Payment
1.783333
Class A-3 Notes 1.420000% 236,012.56 0.555324
0.000000
Class A-2 Notes 0.700000% 0.00 0.000000
Total
$356,958.23
45.612268
Class A-4 Notes 2.140000% 120,945.67 1.783333
280,697.07
Interest Collections 1,120,241.28 Nonrecoverable Advances to the Servicer 0.00
Available Funds
Distributions
Principal Collections 19,845,667.00 (1) Total Servicing Fee
Recoveries 270,574.84 (3) Interest Distributable Amount Class A Notes 356,958.23
Net Liquidation Proceeds 104.00 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Investment Earnings 111.50 (6) Regular Principal Distributable Amount 19,149,201.36
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
(8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
21,236,698.62 (7) Additional Servicing Fee and Transition Costs 0.00
0.00
0.00 0.00 0.00
Available Funds
21,236,698.62
(9) Excess Collections to Certificateholders
thereof on Class A-3 Notes 236,012.56 236,012.56 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
356,958.23 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Aggregate Principal Distributable Amount 19,149,201.36 19,149,201.36 0.00
Priority Principal Distributable Amount 0.00 0.00 0.00
Due Paid Shortfall
Total Servicing Fee 280,697.07
0.00
Total Distribution
21,236,698.62
Distribution Detail
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount
1,449,841.96
Reserve Fund Draw Amount 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
280,697.07 0.00
Total Trustee Fee
Monthly Interest Distributable Amount 356,958.23 356,958.23
Regular Principal Distributable Amount 19,149,201.36 19,149,201.36 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 356,958.23
2,739,577.19 Reserve Fund Amount - Ending Balance
plus top up Reserve Fund up to the Required Amount 0.00
2,739,577.19
Reserve Fund and Investment Earnings
Reserve Fund
Net Investment Earnings on the Collection Account 97.88
Notice to Investors
Investment Earnings
Reserve Fund Deficiency 0.00
plus Net Investment Earnings for the Collection Period
13.62
13.62
minus Reserve Fund Draw Amount 0.00
Reserve Fund Required Amount 2,739,577.19
Reserve Fund Amount - Beginning Balance
minus Net Investment Earnings
Net Investment Earnings on the Reserve Fund 13.62
Investment Earnings for the Collection Period 111.50
336,836,487.70 21,334
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Pool Balance beginning of Collection Period
Principal Collections 13,246,903.32
Principal Purchase Amounts
Principal Collections attributable to Full Pay-offs 6,598,763.68
0.00
3.97%
Pool Balance end of Collection Period 316,716,869.57
273,951.13 Principal Gross Losses
Amount Number of Receivables Current
Weighted Average Seasoning (months) 11.89 37.05
Delinquency Profile *
545,614.55 33 0.17% 61-90 Days Delinquent
313,306,580.99 20,482
Total 316,716,869.57 20,646 100.00%
91-120 Days Delinquent 228,681.58 8 0.07%
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.373%
Principal Gross Losses 273,951.13
Losses
Current
Cumulative Principal Net Losses 4,284,635.67
Principal Net Losses 6,986.68
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Pool Statistics
Pool Data
Amount Number of Receivables
20,646
27.54%
Current
Weighted Average Number of Remaining Payments 50.23 27.99
Pool Factor
As of Cutoff Date
Weighted Average APR 4.06%
Principal Net Liquidation Proceeds 22.74
Principal Recoveries 266,941.71
Percentage
98.92%
31-60 Days Delinquent 2,635,992.45 123 0.83%